Quarterly portfolio holdings
John Hancock
Small Cap Core Fund
U.S. equity
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 99.5%		$2,102,021,777
(Cost $1,938,224,476)
Communication services 2.4%		51,499,053
Entertainment 2.4%
Madison Square Garden Sports Corp. (A)	186,820	37,756,322
Playtika Holding Corp.	3,084,788	13,742,731
Consumer discretionary 12.1%		255,068,333
Diversified consumer services 1.5%
Mister Car Wash, Inc. (A)	5,410,317	31,244,581
Hotels, restaurants and leisure 4.4%
First Watch Restaurant Group, Inc. (A)	1,926,491	33,309,029
Genius Sports, Ltd. (A)	2,942,635	33,104,644
Wingstop, Inc.	68,061	25,682,138
Household durables 1.1%
Green Brick Partners, Inc. (A)	378,436	23,440,326
Specialty retail 2.5%
Abercrombie & Fitch Company, Class A (A)	213,991	20,547,416
Lithia Motors, Inc.	110,196	31,736,448
Textiles, apparel and luxury goods 2.6%
Levi Strauss & Company, Class A	1,633,529	32,164,186
On Holding AG, Class A (A)	490,829	23,839,565
Consumer staples 3.0%		64,265,834
Consumer staples distribution and retail 0.9%
The Chefs’ Warehouse, Inc. (A)	290,713	19,931,283
Household products 1.0%
Central Garden & Pet Company, Class A (A)	601,724	21,373,236
Personal care products 1.1%
BellRing Brands, Inc. (A)	420,691	22,961,315
Energy 4.3%		90,656,025
Energy equipment and services 2.4%
Helmerich & Payne, Inc.	1,328,983	21,542,814
Liberty Energy, Inc.	2,342,792	28,910,053
Oil, gas and consumable fuels 1.9%
Magnolia Oil & Gas Corp., Class A	1,687,790	40,203,158
Financials 13.4%		284,039,503
Banks 10.2%
Banner Corp.	641,224	39,803,980
Cullen/Frost Bankers, Inc.	330,857	42,154,490
Old National Bancorp	1,014,501	21,416,116
Pinnacle Financial Partners, Inc.	403,136	35,431,623
SouthState Corp.	466,955	43,973,152
Univest Financial Corp.	1,153,800	33,275,592
Capital markets 3.2%
Evercore, Inc., Class A	121,952	36,724,625
Moelis & Company, Class A	445,679	31,259,925
Health care 13.2%		277,917,108
Biotechnology 1.0%
ACADIA Pharmaceuticals, Inc. (A)	574,296	13,685,474
Ultragenyx Pharmaceutical, Inc. (A)	222,590	6,081,159
Health care equipment and supplies 6.9%
Globus Medical, Inc., Class A (A)	390,032	20,527,384
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Haemonetics Corp. (A)	288,517	$21,361,799
ICU Medical, Inc. (A)	177,681	22,816,017
Integer Holdings Corp. (A)	205,324	22,279,707
LivaNova PLC (A)	382,606	16,142,147
Merit Medical Systems, Inc. (A)	242,731	20,598,153
Teleflex, Inc.	185,962	22,222,459
Health care providers and services 2.3%
Concentra Group Holdings Parent, Inc.	973,592	19,442,632
Option Care Health, Inc. (A)	983,806	28,874,706
Life sciences tools and services 1.0%
Bio-Rad Laboratories, Inc., Class A (A)	86,367	20,896,496
Pharmaceuticals 2.0%
Axsome Therapeutics, Inc. (A)	87,128	8,833,037
Jazz Pharmaceuticals PLC (A)	125,891	14,430,885
Prestige Consumer Healthcare, Inc. (A)	266,735	19,725,053
Industrials 21.4%		452,348,980
Aerospace and defense 1.7%
Hexcel Corp.	591,845	35,457,434
Building products 4.8%
A.O. Smith Corp.	409,057	28,957,145
Simpson Manufacturing Company, Inc.	219,616	39,405,699
Trex Company, Inc. (A)	507,663	32,612,271
Construction and engineering 3.9%
Arcosa, Inc.	501,114	43,035,670
MasTec, Inc. (A)	209,945	39,723,693
Electrical equipment 3.8%
Generac Holdings, Inc. (A)	226,040	44,007,728
Regal Rexnord Corp.	235,609	36,019,904
Machinery 7.2%
Atmus Filtration Technologies, Inc.	1,071,643	41,697,629
Crane Company	199,949	39,144,016
The Timken Company	522,774	39,777,874
The Toro Company	437,844	32,509,917
Information technology 22.4%		472,369,786
Electronic equipment, instruments and components 1.7%
Advanced Energy Industries, Inc.	250,610	34,814,741
Semiconductors and semiconductor equipment 6.2%
Alpha & Omega Semiconductor, Ltd. (A)	635,088	16,175,691
Ambarella, Inc. (A)	457,994	30,268,823
Kulicke & Soffa Industries, Inc.	839,430	27,499,727
MACOM Technology Solutions Holdings, Inc. (A)	229,060	31,413,288
Veeco Instruments, Inc. (A)	1,258,031	26,141,884
Software 14.5%
Adeia, Inc.	2,259,440	29,259,748
Alkami Technology, Inc. (A)	1,113,865	24,828,051
Braze, Inc., Class A (A)	1,075,195	29,965,685
CommVault Systems, Inc. (A)	191,233	36,324,708
Progress Software Corp.	662,296	31,843,192
Q2 Holdings, Inc. (A)	414,508	33,658,050
Tenable Holdings, Inc. (A)	1,079,128	33,787,498
Varonis Systems, Inc. (A)	672,726	37,558,293
Xperi, Inc. (A)	2,111,811	12,713,102
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	3

	Shares	Value
Information technology (continued)
Software (continued)
Yext, Inc. (A)	4,447,944	$36,117,305
Materials 1.4%		30,536,240
Chemicals 1.4%
Avient Corp.	967,255	30,536,240
Real estate 4.4%		92,635,045
Industrial REITs 4.4%
EastGroup Properties, Inc.	284,148	46,384,321
First Industrial Realty Trust, Inc.	949,317	46,250,724
Utilities 1.5%		30,685,870
Multi-utilities 1.5%
Unitil Corp.	594,918	30,685,870

	Yield (%)	Shares	Value
Short-term investments 0.1%			$1,378,936
(Cost $1,378,840)
Short-term funds 0.1%			1,378,936
John Hancock Collateral Trust (B)	4.2650(C)	137,867	1,378,936

Total investments (Cost $1,939,603,316) 99.6%	$2,103,400,713
Other assets and liabilities, net 0.4%	8,550,249
Total net assets 100.0%	$2,111,950,962

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-25.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	137,867	$67,574,977	$791,431,760	$(857,625,293)	$10,435	$(12,943)	$1,461,065	—	$1,378,936
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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